Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of maximum limit of registered capital to discontinue general reserve	50.00%
Appropriated retained earnings	¥ 98,700	$ 14,110	¥ 132,590	¥ 132,530
Restricted net assets	¥ 5,161,700	$ 738,110	¥ 5,081,380